FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Fair Value Disclosures [Abstract]
Long-Term Debt, Including Current Maturities	$ 43,023	$ 37,507
Long-term Debt, Fair Value	$ 38,052	$ 33,445